Annual Report as of July 31, 2001

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $90 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

 Evergreen CRT Money Market Funds
Letter to Shareholders
September 2001

Dear Evergreen Shareholders,

Markets Close after National Tragedy

A tragedy of enormous proportion occurred in our nation on September 11, impacting our financial markets. The attack on prominent targets, including the World Trade Center in New York, temporarily suspended trading activity of the stock and bond exchanges. The bond market was closed September 11th and 12th, and trading in government bonds and some commodities resumed on September 13, 2001. The stock market remained closed from September 11th through the 14th, and finally opened to resume trading on Monday, September 17th. This was the longest shutdown for the U.S. equity markets since World War I.

An incident such as this will unavoidably impact the U.S. financial market’s ability to conduct business as usual. Fortunately, Central Banks worldwide cooperated to facilitate global liquidity needs. Despite sharp initial declines in many markets, European exchanges, the U.S. dollar and oil prices stabilized approximately 48 hours after the event.

Regardless of the temporary disruptions the markets faced, we want to assure you that this situation did not have a lasting effect on our management of your assets. Evergreen invests in securities of productive and financially solid corporations, and sound national and municipal governments. While a terrorist attack can create dislocation, it will not overcome the economic and financial opportunities of this nation and the world.

Rest assured our investment disciplines will not be interrupted by this sequence of events. Our systems and investment professionals are in place, and we continue to evaluate your portfolio and the financial markets. Our thoughts and prayers go out to all of you whose colleagues, friends and families were impacted by this terrible event. We remain committed to the continued management of your portfolio in this time of extreme challenge for the financial markets and for our country.

Market Update as of July 31, 2001

The year ending July 31 was one of the more disappointing ones in more than two decades of stock market activity. During this twelve-month period, the S&P 500 Index was off approximately 14% and most other major indices showed major declines. Leading the market lower was the technology sector, which was adjusting for a very overbought position built up during the previous two years. However, the market itself was not the only problem, the economy slowed markedly as a result of the monetary tightening policy implemented by the Federal Reserve Board.

As both the stock market and the economy continued to show a decline as the new calendar year began, the Federal Reserve Board changed policies and began an aggressive program of interest rate reductions. While these reductions in interest rates have helped the bond market, the economy and the stock market have yet to react to the new aggressive policy. We remain convinced that we were in a process of normal economic cyclical slowdown up until the events of September 11th. Although we had expected that the economy and corporate profits would react positively to the monetary and fiscal stimulation put into place, we believe now that the timetable for that recovery may stretch out further. History has shown us that after sudden external shocks, the markets may react negatively in the immediate days following, but tend to recover in the subsequent months.

We invite you to visit our enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds. Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

 Evergreen CRT Money Market Funds
Evergreen CRT California Tax-Exempt Money Market Fund
Fund at a Glance as of July 31, 2001

Portfolio Management
Steven C. Shachat
Tenure: May 1999

Performance and Returns*[1]
Inception Date	Class A 12/09/1996

Average Annual Returns

1 year	3.12%

Since Portfolio Inception	2.73%

7-day annualized yield	2.32%

30-day annualized yield	2.22%

12-month distributions per share	$0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 171,666,610
Average Maturity: 7 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders. All data is as of July 31, 2001 and subject to change.

 Evergreen CRT Money Market Funds
Evergreen CRT Money Market Fund
Fund at a Glance as of July 31, 2001

Portfolio Management
J. Kellie Allen	Bryan K. White, CFA
Tenure: May 1999	Tenure: May 1999

Performance and Returns*[1]
Inception Date	Class A 12/20/1993

Average Annual Returns

1 year	5.07%

5 years	4.91%

Since Portfolio Inception	4.77%

7-day annualized yield	3.10%

30-day annualized yield	3.16%

12-month distributions per share	$0.05

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 7,214,953,302
Average Maturity: 49 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

All data is as of July 31, 2001 and subject to change.

 Evergreen CRT Money Market Funds
Evergreen CRT New York Tax-Exempt Money Market Fund
Fund at a Glance as of July 31, 2001

Portfolio Management
Steven C. Shachat
Tenure: May 1999

Performance and Returns*[1]
Inception Date	Class A 12/09/1996

Average Annual Returns

1 year	3.10%

Since Portfolio Inception	2.85%

7-day annualized yield	1.97%

30-day annualized yield	1.81%

12-month distributions per share	$0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 89,294,215
Average Maturity: 3 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders. All data is as of July 31, 2001 and subject to change.

 Evergreen CRT Money Market Funds
Evergreen CRT Tax-Exempt Money Market Fund
Fund at a Glance as of July 31, 2001

Portfolio Management
Steven C. Shachat
Tenure: May 1999

Performance and Returns*1
Inception Date	Class A 12/20/1993

Average Annual Returns

1 year	3.24%

5 years	2.99%

Since Portfolio Inception	2.90%

7-day annualized yield	2.29%

30-day annualized yield	2.15%

12-month distributions per share	$0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $931,072,229
Average Maturity: 5 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders. All data is as of July 31, 2001 and subject to change.

 Evergreen CRT Money Market Funds
Evergreen U.S. Government Money Market Fund
Fund at a Glance as of July 31, 2001

Portfolio Management
J. Kellie Allen	Bryan K. White, CFA
Tenure: May 1999	Tenure: May 1999

Performance and Returns*[1]
Inception Date	Class A 12/20/1993

Average Annual Returns

1 year	4.89%

5 years	4.81%

Since Portfolio Inception	4.65%

7-day annualized yield	3.00%

30-day annualized yield	3.06%

12-month distributions per share	$0.05

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 3,914,813,481
Average Maturity: 44 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

All data is as of July 31, 2001 and subject to change.

 Evergreen CRT Money Market Funds
Financial Highlights
(For a share outstanding throughout each period)

	CRT California Tax-Exempt Money Market Fund

	Year Ended July 31,

	2001	2000	1999	1998	1997 (a)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.03	0.02
Distributions to shareholders from net investment income	(0.03)	(0.03)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.12%	2.84%	2.22%	2.74%	1.76%

Ratios and supplemental data

Net assets, end of period (millions)	$ 172	$ 121	$ 106	$ 96	$ 89
Ratios to average net assets
Expenses‡	0.76%	0.78%	0.78%	0.75%	0.75%†
Net investment income	3.06%	2.80%	2.24%	2.70%	2.70%†

(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

‡ The ratio of expenses to average net assets excludes expense reductions.

† Annualized.

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Financial Highlights (continued)
(For a share outstanding throughout each period)

	CRT Money Market Fund

	Year Ended July 31,

	2001	2000	1999	1998	1997

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.05	0.05	0.04	0.05	0.05 #
Distributions to shareholders from net investment income	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.07%	5.26%	4.49%	4.95%	4.77%

Ratios and supplemental data

Net assets, end of period (millions)	$7,215	$5,575	$4,849	$3,818	$2,942
Ratios to average net assets
Expenses‡	0.88%	0.88%	0.85%	0.84%	0.86%
Net investment income	4.91%	5.16%	4.35%	4.84%	4.67%

# Includes net realized capital gains (losses) which were less than $0.01 per share.

‡ The ratio of expenses to average net assets excludes expense reductions.

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Financial Highlights (continued)
(For a share outstanding throughout each period)

	CRT New York Tax-Exempt Money Market Fund

	Year Ended July 31,

	2001	2000	1999	1998	1997 (a)

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.03	0.03	0.02	0.03	0.02
Distributions to shareholders from net investment income	(0.03)	(0.03)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.10%	3.16%	2.44%	2.76%	1.77%

Ratios and supplemental data

Net assets, end of period (millions)	$ 89	$ 41	$ 21	$ 15	$ 12
Ratios to average net assets
Expenses‡	0.84%	0.81%	0.80%	0.80%	0.80%†
Net investment income	3.05%	3.21%	2.32%	2.72%	2.77%†

(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

‡ The ratio of expenses to average net assets excludes expense reductions.

† Annualized.

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Financial Highlights (continued)
(For a share outstanding throughout each period)

	CRT Tax-Exempt Money Market Fund

	Year Ended July 31,

	2001	2000	1999	1998	1997

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.03	0.03	0.03
Distributions to shareholders from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.24%	3.19%	2.63%	2.96%	2.91%

Ratios and supplemental data

Net assets, end of period (millions)	$ 931	$ 823	$ 832	$ 815	$ 744
Ratios to average net assets
Expenses‡	0.74%	0.74%	0.73%	0.71%	0.71%
Net investment income	3.17%	3.12%	2.53%	2.91%	2.88%

‡ The ratio of expenses to average net assets excludes expense reductions. See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Financial Highlights (continued)
(For a share outstanding throughout each period)

	U.S. Government Money Market Fund

	Year Ended July 31,

	2001	2000	1999	1998	1997

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.05	0.05	0.04	0.05 #	0.05 #
Distributions to shareholders from net investment income	(0.05)	(0.05)	(0.04)	(0.05)#	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.89%	5.12%	4.28%	4.92%	4.72%

Ratios and supplemental data

Net assets, end of period (millions)	$ 3,915	$ 3,404	$ 3,577	$ 3,162	$ 2,919
Ratios to average net assets
Expenses‡	0.86%	0.82%	0.82%	0.81%	0.81%
Net investment income	4.74%	4.99%	4.27%	4.80%	4.63%

# Includes net realized capital gains (losses) which were less than $0.01 per share.

‡ The ratio of expenses to average net assets excludes expense reductions.

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
CRT California Tax-Exempt Money Market Fund
Schedule of Investments
July 31, 2001

	Principal Amount	Value
Municipal Obligations - 99.6%
Airport - 1.9%
San Francisco, CA City & Cnty. Arpt. RB, 2.56%, VRDN	$3,345,000	$3,345,000

Capital Improvements - 0.6%
Brentwood, CA Infrastructure Fin. Auth. RB, 3.60%, 8/2/2001	1,000,000	1,000,000

Community Development District - 4.1%
Avalon, CA Community Impt. Agcy. Tax Allocation RB, (LOC: Union Bank of CA), 3.50%, VRDN	7,000,000	7,000,000

Education - 7.5%
Midway, CA Sch. Dist. COP, Refining Proj., Ser. 2000, (LOC: Union Bank NA), 3.30%, VRDN	6,125,000	6,125,000
San Diego Cnty. Sch. Dist. TRAN, 6.00%, 10/4/2001	6,725,000	6,747,122

12,872,122

General Obligation - Local - 4.1%
Orange Cnty., CA COP, 6.70%, 8/1/2001	1,000,000	1,000,000
West Costa Contra, CA Unified Sch. Dist. TRAN, 5.00%, 8/8/2001	6,000,000	6,000,861

7,000,861

General Obligation - State - 12.6%
California GO:
2.56%, VRDN	2,000,000	2,000,000
2.76%, VRDN	4,120,000	4,120,000
Eagle Tax Exempt Trust, 2.59%, 8/2/2001	15,580,000	15,580,000

21,700,000

Hospital - 4.7%
Alameda Cnty., CA Hosp. COP, 2.84%, VRDN	2,985,000	2,985,000
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. 1998-26, (Liq.: Morgan Stanley Dean Witter & Insd. by FSA), 2.51%, VRDN	2,300,000	2,300,000
Illinois Dev. Fin. Auth. RB, 2.95%, 8/1/2001	2,800,000	2,800,000

8,085,000

Housing - 16.9%
California Home Ownership Auth. RB, 2.65%, 8/2/2001	7,135,000	7,135,000
California Statewide Community Dev. Auth. MHRB, 2.90%, VRDN	8,500,000	8,500,000

Evergreen CRT Money Market Funds
CRT California Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Housing (continued)
Riverside San Bernadino, CA Hsg. Lease RB, 2.65%, 8/2/2001	$5,000,000	$5,000,000
San Diego, CA HFA RB, 2.65%, 8/2/2001	4,000,000	4,000,000
Simi Valley, CA MHRB, 2.85%, 8/1/2001	4,395,000	4,395,000

29,030,000

Industrial Development Revenue - 4.7%
Lodi, CA Indl. Dev. Auth. RB, 2.75%, 8/1/2001	8,000,000	8,000,000

Lease - 9.6%
Koch Floating Rate Trust, Ser. 1999-2, (SPA: State Street Bank & Trust Co. & Insd. by AMBAC), 2.64%, VRDN	11,880,977	11,880,977
Pitney Bowes Credit Corp. Leasetops, Ser. 1998-1, (Liq.: Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.95%, VRDN	4,627,974	4,627,974

16,508,951

Manufacturing - 13.1%
Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.65%, VRDN	1,500,000	1,500,000
California Econ. Dev. Fin. RB, 4.15%, VRDN	3,000,000	3,000,000
California EDA IDRB, Boyd Funiture Co. Proj., (LOC: Heller Financial, Inc. & Chase Manhattan Bank), 2.70%, VRDN	5,065,000	5,065,000
California Infrastructure & Econ. Dev. Bank IDRB, Lance Camper Manufacturing Corp.:
Ser. A, (LOC: Union Bank of CA), 3.40%, VRDN	6,000,000	6,000,000
Ser. B, (LOC: Union Bank of CA), 3.40%, VRDN	2,920,000	2,920,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc., (LOC: Norwest Bank NA), 2.95%, VRDN	1,900,000	1,900,000
Puerto Rico Indl. Med. & Env. PCRB, Becton Dickinson & Co., 3.40%, 3/1/2002	2,200,000	2,200,000

22,585,000

Recreation - 0.9%
Madera, CA Pub. Fin. Auth. RB, 3.60%, 8/2/2001	1,485,000	1,485,000

Utility - 11.7%
California Infrastructure & Econ. Dev. RB, Independent Systems Operating Corp. Proj., 3.50%, VRDN	5,400,000	5,400,000

Evergreen CRT Money Market Funds
CRT California Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Utility (continued)
California Poll. Ctrl. Fin. Auth. RB, Pacific Gas & Elec. Proj., Ser. 96C, (SPA: Bank of America NA), 3.25%, VRDN	$12,625,000	$12,625,000
Chula Vista, CA Indl. Dev. RB, San Diego Gas & Elec. Co., Ser. B, 3.60%, 8/1/2001	2,000,000	2,000,000

20,025,000

Water & Sewer - 7.2%
California Dept. of Wtr. Resc. RB, 2.80%, 8/1/2001	5,000,000	5,000,000
Los Angeles, CA Wastewater Munitops Master Trust, Ser. 1998-25, (SPA: ABN AMRO Bank NV & Insd. by FGIC), 2.65%, VRDN	5,000,000	5,000,000
Olcese, CA Wtr. Dist. COP, 5.30%, 8/23/2001	2,400,000	2,400,000

12,400,000

Total Investments - (cost $171,036,934) - 99.6%		171,036,934
Other Assets and Liabilities - 0.4%		629,676

Net Assets - 100.0%		$171,666,610
See Combined Notes to Schedules of Investments.

 Evergreen CRT Money Market Funds
CRT Money Market Fund
Schedule of Investments
July 31, 2001

	Principal Amount	Value

Commercial Paper - 62.8%
Asset Backed - 53.8%
Alpine Securitization Corp.:
3.76%, 8/13/2001	$150,000,000	$149,812,000
3.76%, 8/15/2001	100,000,000	99,853,778
Asap Funding, Ltd.:
3.78%, 8/23/2001	70,450,000	70,287,261
3.82%, 8/6/2001	51,144,000	51,116,865
Asset Backed Capital Finance, Inc.:
3.825%, 8/1/2001	80,000,000	80,000,000
3.895%, 8/1/2001	50,000,000	49,997,706
Asset One Securities LLC:
3.77%, 8/9/2001	50,000,000	49,958,111
3.77%, 8/15/2001	75,000,000	74,890,042
3.78%, 8/10/2001	47,000,000	46,955,585
Atlantic Asset Securitization Corp.:
3.75%, 8/15/2001	159,468,000	159,235,443
3.76%, 8/15/2001	92,915,000	92,779,137
Bavaria Finance Funding, 3.80%, 8/3/2001	99,060,000	99,039,087
Bavaria Universal Funding:
3.74%, 8/17/2001	50,159,000	50,075,625
3.75%, 8/13/2001	72,340,000	72,249,575
Brahms Funding Corp., 3.81%, 8/15/2001	25,000,000	24,962,958
Broadway Capital Corp., 3.78%, 8/15/2001	43,911,000	43,846,451
Clipper Receivables Corp., 3.81%, 8/2/2001	55,000,000	54,994,179
Concord Minutemen Capital Corp.:
3.76%, 8/10/2001	49,532,000	49,485,440
3.76%, 8/16/2001	100,318,000	100,160,835
3.78%, 8/2/2001	40,579,000	40,574,739
Crown Point Capital Co., 3.77%, 8/10/2001	100,000,000	99,905,750
Eiffel Funding LLC:
3.76%, VRDN	50,000,000	49,968,667
3.78%, VRDN	50,000,000	49,958,000
3.80%, VRDN	123,624,000	123,624,000
Four Winds Funding Corp.:
3.75%, 8/15/2001	200,000,000	199,708,334
3.81%, 8/6/2001	100,000,000	99,947,083
Giro Balanced Funding:
3.75%, 8/15/2001	77,600,000	77,486,834
3.80%, 8/20/2001	100,000,000	99,799,444
Giro Multi Funding Corp, 3.74%, 8/20/2001	125,000,000	124,753,263

Evergreen CRT Money Market Funds
CRT Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Commercial Paper (continued)
Asset Backed (continued)
Greenwich Funding Corp., 3.76%, 8/1/2001	$56,908,000	$56,908,000
Halogen Capital Co.:
3.75%, 8/13/2001	82,297,000	82,194,129
3.75%, 8/14/2001	70,430,000	70,334,626
3.75%, 8/17/2001	62,457,000	62,352,905
Lake Front Funding LLC, 3.76%, 8/24/2001	23,240,000	23,184,172
Lexington Parker Capital Corp., 3.75%, 8/16/2001	50,000,000	49,921,875
Moat Funding LLC, 3.75%, 8/15/2001	100,000,000	99,854,167
Montauk Funding Corp.:
3.75%, 8/17/2001	3,000,000	2,995,000
3.76%, 8/10/2001	75,000,000	74,929,500
Old Line Funding Corp., 3.81%, 8/3/2001	50,000,000	49,989,417
Tannehill Capital Co.:
3.75%, 8/17/2001	75,000,000	74,875,000
3.76%, 8/8/2001	75,000,000	74,945,167
3.78%, 8/17/2001	100,000,000	99,832,000
Three Pillars Funding Corp.:
3.74%, 8/23/2001	47,990,000	47,880,316
3.74%, 8/27/2001	51,188,000	51,049,736
3.75%, 8/16/2001	39,837,000	39,774,755
3.78%, 8/2/2001	73,205,000	73,197,313
Thunder Bay Funding, Inc., 3.75%, 8/13/2001	48,718,000	48,657,102
Trident Capital Finance, Inc., 3.65%, 8/23/2001	50,000,000	49,888,472
Twin Towers, Inc.:
3.77%, 8/8/2001	148,992,000	148,882,781
3.80%, 8/3/2001	63,751,000	63,737,541
(LOC: Deutsche Bank), 3.75%, 8/17/2001	66,420,000	66,309,300
Unilever Capital Corp., 3.97%, 9/7/2001	50,000,000	50,006,821
Victory Receivable Corp., 3.76%, 8/24/2001	32,277,000	32,199,463

3,879,325,750

Banks - 3.5%
National City Bank, 3.86%, 8/1/2001	150,000,000	150,000,000
Ness LLC, 3.75%, 8/28/2001	100,000,000	99,718,750

249,718,750

Diversified Financials - 3.2%
Countrywide Funding Corp., 3.82%, 8/2/2001	59,810,000	59,803,653
Salomon Smith Barney Holdings, Inc., 3.75%, 8/22/2001	50,000,000	49,890,625

Evergreen CRT Money Market Funds
CRT Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Commercial Paper (continued)
Diversified Financials (continued)
Verizon Global Funding Corp., 3.737%, 9/20/2001	$125,000,000	$124,945,826

234,640,104

Industrial Conglomerates - 2.3%
Tyco International Group SA:
3.73%, 9/18/2001	85,000,000	84,577,267
3.82%, 8/16/2001	80,000,000	79,872,667

164,449,934

Total Commercial Paper		4,528,134,538

Corporate Bonds - 33.2%
Asset Backed - 4.4%
CC USA, Inc., MTN, 4.156%, 8/7/2001 144A	100,000,000	100,000,000
Evans Street Properties LLC, 3.86%, VRDN	2,900,000	2,900,000
Morganite Industries, Inc., 3.86%, 8/1/2001	20,000,000	20,000,000
RACERS, 3.86%, VRDN 144A	50,000,000	50,000,000
Sigma Finance Inc.:
3.84%, VRDN	50,000,000	50,000,000
4.75%, VRDN	50,000,000	50,000,000
Syndicated Loan Funding Trust, 6.885%, 11/13/2001	25,000,000	25,000,000
Vistaone Metafolio LLC, 3.75%, 10/5/2001	18,250,000	18,126,432

316,026,432

Automobiles - 1.4%
DaimlerChrysler Corp., 4.338%, 9/10/2001	100,000,000	100,000,000

Banks - 5.5%
Bank One Corp., MTN:
3.946%, 9/20/2001	5,000,000	5,003,009
4.08%, 9/13/2001	100,000,000	100,090,701
Bankamerica Corp., 3.81%, 9/28/2001	15,160,000	15,161,799
Bayerische Hypotheken Union Bank, 3.87%, 7/29/2002	100,000,000	99,971,071
Branch Banking & Trust Co., NC, 4.053%, 8/17/2001	100,000,000	99,999,247
Marshall & Ilsley Bank, 6.75%, 12/3/2001	75,000,000	75,000,000

395,225,827

Diversified Financials - 17.4%
Abacas Investor, Ltd., 4.285%, 6/17/2002	100,000,000	100,000,000
Associates Corp., 3.71%, 9/29/2001	50,000,000	50,000,000

Evergreen CRT Money Market Funds
CRT Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Corporate Bonds (continued)
Diversified Financials (continued)
Associates Corp. NA, 4.156%, 8/27/2001	$35,000,000	$35,004,221
Bear Stearns Co., Inc.:
3.92%, 9/12/2001	50,000,000	50,000,000
3.96%, 7/29/2002	90,000,000	90,000,000
CitiGroup, Inc. MTN, 3.84%, 10/18/2001	50,000,000	50,000,000
Countrywide Funding Corp. MTN:
3.80%, 9/26/2001	50,000,000	50,000,000
3.95%, 3/28/2002	50,000,000	50,015,379
6.90%, 10/2/2001	50,000,000	50,000,000
Credit Suisse First Boston, Inc., 4.32%, 6/25/2002	75,000,000	75,000,000
Dorada Finance, Inc., 3.695%, 3/5/2002	53,200,000	52,020,556
Goldman Sachs Group LP:
3.797%, 9/21/2001 MTN	75,000,000	75,000,000
3.95%, 11/15/2001	100,000,000	100,126,358
Household Finance Corp., 3.86%, 8/16/2001	100,000,000	100,000,000
Lehman Brothers Holdings, Inc., MTN, 3.84%, 8/22/2001	100,000,000	100,000,000
Morgan Stanley Group, Inc., 3.855%, 8/15/2001	75,000,000	75,000,000
Restructured Asset Securities Corp., 3.845%, 8/1/2001	50,000,000	50,000,000
VW Credit, Inc., 6.795%, 9/21/2001	100,000,000	100,000,000
Walker & Associates, 3.86%, VRDN	2,600,000	2,600,000

1,254,766,514

Diversified Telecommunication Services - 2.1%
Bellsouth Corp., 4.287%, 4/26/2002	150,000,000	149,985,643

Food & Drug Retailing - 0.7%
Two Limited, 3.80%, 9/6/2001	50,000,000	49,810,000

Food Products - 1.0%
H.J. Heinz Co., 6.82%, 11/15/2001	75,000,000	75,000,000

Health Care Providers & Services - 0.0%
Barton Healthcare LLC, 3.85%, VRDN	3,600,000	3,600,000

Insurance - 0.7%
Carolina Medi Plan, Inc., 3.86%, VRDN	49,400,000	49,400,000

Total Corporate Bonds		2,393,814,416

Evergreen CRT Money Market Funds
CRT Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Funding Agreements - 2.4%
Jackson National Life, 3.952%, 7/1/2002	$25,000,000	$25,000,000
New York Life, 3.79%, 10/1/2001	50,000,000	50,000,000
Transamerica Occidental, 3.97%, 8/1/2001	100,000,000	100,000,000

Total Funding Agreements		175,000,000

Municipal Obligations - 1.1%
Hospital - 0.1%
Massachusetts Nursing Homes RB, 3.85%, VRDN	5,665,000	5,665,000

Housing - 1.0%
Virginia State Hsg. Dev. Auth. RB, 3.90%, VRDN	75,390,000	75,390,000

Total Municipal Obligations		81,055,000

Repurchase Agreement - 0.0%
Warburg Dillon Reed LLC, 3.88%, dated 7/31/2001, maturing 8/1/2001, maturity value $1,780,033 (1)	1,779,841	1,779,841

	Shares	Value

Mutual Fund Shares - 0.2%

Federated U.S. Treasury Cash Reserve Fund	13,346,137	13,346,137

Total Investments - (cost $7,193,129,932) - 99.7%		7,193,129,932
Other Assets and Liabilities - 0.3%		21,823,370

Net Assets - 100.0%		$7,214,953,302

See Combined Notes to Schedules of Investments.

 Evergreen CRT Money Market Funds
CRT New York Tax-Exempt Money Market Fund
Schedule of Investments
July 31, 2001

	Principal Amount	Value

Municipal Obligations - 99.4%
Capital Improvements - 14.2%
New York, NY Transitional Fin. Auth. RB:
2.54%, VRDN	$5,000,000	$5,000,000
Ser. 362, 2.82%, VRDN	5,167,500	5,167,500
Ser. 408, (Liq.: Morgan Stanley & Insd. by FGIC), 2.89%, VRDN	2,495,000	2,495,000

12,662,500

Community Development District - 2.5%
Seneca Cnty., NY IDA RB, Kids Peace National Centers Proj., 2.77%, VRDN	2,260,000	2,260,000

Education - 6.0%
New York Dorm. Auth. RB, City University Proj.:
Ser. 1997-1A, (SPA: Commerzbank AG & Insd. by FGIC), 2.74%, VRDN	1,000,000	1,000,000
Ser. 340, (Liq.: Morgan Stanley & Insd. by MBIA), 2.84%, VRDN	4,382,500	4,382,500

5,382,500

General Obligation - Local - 3.5%
Jefferson Cnty., AL GO, 2.80%, 8/1/2001	3,100,000	3,100,000

General Obligation - State - 7.8%
New York GO, Ser. II-R-01-63, 2.59%, VRDN	3,995,000	3,995,000
New York Local Govt. Assist. GO, 2.50%, 8/1/2001	3,000,000	3,000,000

6,995,000

Hospital - 10.0%
Herkimer Cnty., NY IDA RB, Templeton Foundation Proj., 2.77%, VRDN	900,000	900,000
Illinois Dev. Fin. Auth. RB, 2.95%, 8/1/2001	600,000	600,000
New Hampshire Hlth. Ed. Auth. RB, Wentworth Douglas Hosp., 2.95%, VRDN	4,300,000	4,300,000
Otsego Cnty., NY IDA RB, Templeton Foundation Proj., Ser. A, 2.77%, VRDN	3,130,000	3,130,000

8,930,000

Manufacturing - 18.6%
Colonie, NY IDA RB, ALTX, Inc. Proj., Ser. A, 2.95%, VRDN	2,890,000	2,890,000
Erie Cnty., NY IDA RB, MMARS Third Program - Gemcor Proj., 2.70%, VRDN	1,870,000	1,870,000

Evergreen CRT Money Market Funds
CRT New York Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Manufacturing (continued)
Lancaster, NY IDA RB, 2.90%, 8/2/2001	$1,400,000	$1,400,000
Oswego Cnty., NY IDA RB, Crysteel Manufacturing, Inc. Proj., 2.95%, VRDN	5,955,000	5,955,000
Rockland Cnty., NY IDA RB, MIC Technology, Ser. A, 2.95%, VRDN	1,000,000	1,000,000
Ulster Cnty., NY IDA RB, Sunwize Technology, Inc., 2.90%, VRDN	1,980,000	1,980,000
Zuntobel Staff, Ser. A, 2.95%, VRDN	1,500,000	1,500,000

16,595,000

Resource Recovery - 2.2%
Suffolk Cnty., NY IDA Solid Wst. Disposal Facs. ROC, Ser. IIR 99-8, (Liq.: Salomon Smith Barney & Insd. by AMBAC), 2.79%, VRDN	2,000,000	2,000,000

Tobacco - 10.0%
New York, NY Tobacco Trust RB, 2.89%, VRDN	8,900,000	8,900,000

Transportation - 11.8%
New York Thruway Auth. RB:
Ser. A, 2.54%, VRDN 144A	3,000,000	3,000,000
Ser. 342, 2.84%, VRDN	6,700,000	6,700,000
(LOC: Societe Generale), 2.85%, VRDN	800,000	800,000

10,500,000

Utility - 8.8%
Long Island, NY Pwr. Auth. RB, 2.50%, 8/9/2001	3,000,000	3,000,000
New York Pwr. Auth. RB, (Liq.: Bank of New York & Morgan Guaranty Trust), 4.30%, 9/4/2001	2,000,000	2,000,000
St. Lucie Cnty., FL PCRB, Florida Pwr. & Light Co., Proj., 2.85%, VRDN	2,900,000	2,900,000

7,900,000

Water & Sewer - 4.0%
New York, NY Muni. Wtr. Fin. Auth. RB, Ser. 364, (Liq.: Morgan Stanley & Insd. by MBIA), 2.82%, VRDN	3,560,000	3,560,000

Total Investments - (cost $88,785,000) - 99.4%		88,785,000
Other Assets and Liabilities - 0.6%		509,215

Net Assets - 100.0%		$89,294,215

See Combined Notes to Schedules of Investments.

 Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments
July 31, 2001

	Principal Amount	Value

Municipal Obligations - 98.3%
Airport - 0.6%
Terre Haute, IN Intl. Arpt. Auth. RB, Tri Aerospace LLC Proj., 2.99%, 8/2/2001	$2,200,000	$2,200,000
Tulsa, OK Muni. Arpt. Auth. RB, 2.89%, VRDN	3,300,000	3,300,000

5,500,000

Capital Improvements - 5.0%
Koch Class A Certs. PFOTER, 2.94%, VRDN	39,100,000	39,100,000
Montgomery, AL Taylor - Ryan Impt. Dist. RB, Columbus B&T Co., 2.85%, 8/2/2001	7,565,000	7,565,000

46,665,000

Community Development District - 0.5%
Maine Fin. Auth. RB, York Cnty. Comm. Action Corp. Proj., (LOC: Key Bank of Maine), 2.77%, VRDN	2,685,000	2,685,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., 2.84%, VRDN	2,365,000	2,365,000

5,050,000

Education - 5.3%
Adams Cnty., CO Sch. Dist. #12 RB, Ser. 9008, 2.82%, 8/1/2001	10,010,000	10,010,000
Alamo Heights, TX Higher Ed. Facs. RB, Univ. Incarnate World Proj., (LOC: Bank One NA), 2.75%, VRDN	4,675,000	4,675,000
Florida Board of Ed. RB, Ser. 1998-1999, 2.72%, 8/1/2001 144A	11,000,000	11,000,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews - Sewanee Sch. Proj., (LOC: Amsouth Bank NA), 2.75%, VRDN	5,000,000	5,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Scholarship, 2.82%, 8/2/2001	8,000,000	8,000,000
Philadelphia, PA IDRB, Friends Select Sch. Proj., (LOC: PNC Bank NA), 2.85%, VRDN	3,500,000	3,500,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., (LOC: Key Bank NA), 2.77%, VRDN	7,125,000	7,125,000

49,310,000

General Obligation - Local - 2.4%
Birmingham, AL Tax Increment Warrants, (SPA: Southtrust Bank NA & Insd. by MBIA), 2.79%, VRDN	6,500,000	6,500,000

Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
General Obligation - Local (continued)
Chicago, IL GO:
Ser. 00-437, (LOC: Bank of New York & Insd. by AMBAC), 2.79%, VRDN	$2,520,000	$2,520,000
Eagle Trust Cert. #2001-1303, 2.79%, 8/2/2001 144A	2,450,000	2,450,000
Dove Valley, CO Metro. Dist. GO, Ser. 2000, (LOC: BNP Paribas Group), 4.40%, 11/1/2001	2,500,000	2,500,000
Jefferson Cnty., AL GO, Ser. 2001-B, 2.80%, 8/1/2001	8,800,000	8,800,000

22,770,000

General Obligation - State - 6.2%
California GO, 2.95%, 8/1/2001	4,195,000	4,195,000
PFOTER, 2.89%, 8/2/2001 144A	12,600,000	12,600,000
Texas TRAN, 5.25%, 8/31/2001	41,000,000	41,031,806

57,826,806

Hospital - 23.2%
Alabama Spl. Care Facs. Fin. RB, Ascension Health Credit Group, 2.80%, VRDN	7,300,000	7,300,000
Amarillo, TX Hlth. Facs. Corp. RB, Panhandle Pooled Hlth. Care, (LOC: BNP Paribas), 2.90%, VRDN	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, 2.91%, VRDN	10,000,000	10,000,000
Canby, MN Community Hosp. Dist. RB, Sioux Valley Hosp. Proj., 2.95%, 8/3/2001	3,670,000	3,670,000
Geneva City, AL Hlth. Care RB, 2.79%, 8/3/2001	2,667,000	2,667,000
Hunt, TX Mem. Hosp. Dist. RB, (SPA: Chase Manhattan Bank NA & Insd. by FSA), 4.45%, 12/1/2001	4,960,000	4,960,000
Illinois Hlth. Facs. Auth. RB, Lake Forest Hosp. Proj., 3.375%, VRDN	1,940,000	1,940,000
Indiana Hlth. Facs. Hosp. RB, Ascension Health Credit Group, 2.80%, VRDN	31,400,000	31,400,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., (LOC: Bank One NA), 2.77%, VRDN	1,800,000	1,800,000
Louisiana Pub. Facs. Auth. RB, Blood Center Proj., (LOC: Union Planters Bank), 3.24%, VRDN	4,180,000	4,180,000
Miami Beach, FL Hlth. Facs. Hosp. RB, PFOTER, 2.89%, VRDN	12,410,000	12,410,000
Montgomery Cnty., OH Hlth. Care RB, Widows Home Proj., 2.77%, VRDN	4,280,000	4,280,000

Evergreen CRT Money Market Funds CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Hospital (continued)
New Mexico Hosp. Equip. RB, Dialysis Clinic, Inc. Proj., (LOC: Wachovia Bank NA), 2.79%, VRDN	$5,000,000	$5,000,000
North Carolina Med. Care RB, Carol Woods Proj., 2.95%, 8/1/2001	29,130,000	29,130,000
Otsego Cnty., NY IDA RB, Templeton Foundation Proj., Ser. A, 2.77%, VRDN	1,270,000	1,270,000
Russell, KY RB, Bon Secours, PFOTER, (Liq.: Merrill Lynch), 2.91%, VRDN	5,995,000	5,995,000
Salt Lake City, UT Hosp. Fin. Auth. RB, Ser. 1999-68A, 2.90%, 8/1/2001	3,000,000	3,000,000
Sheldon, IA RB, Sioux Valley Hosp. Proj., 2.95%, 8/3/2001	3,065,000	3,065,000
South Carolina Jobs EDA PFOTER, Bon Secours:
2.91%, VRDN	27,095,000	27,095,000
2.91%, 8/2/2001	35,000,000	35,000,000
South Dakota Hlth. & Edl. Facs. RB, Sioux Valley Hosp Proj., 2.95%, 8/3/2001	5,975,000	5,975,000
St. Joseph Cnty., IN Hlth. Care RB, South Bend Med. Foundation, (LOC: Key Bank NA), 2.77%, VRDN	7,200,000	7,200,000

215,937,000

Housing - 17.4%
Atlanta, GA Urban Residential Fin. Auth. RB, Ser. 98-B, 2.94%, VRDN	7,566,000	7,566,000
Chesapeake, VA Redev. & Hsg. Auth. RB, Tidewater House Proj., (Insd.. by AIG), 3.44%, VRDN	3,131,000	3,131,000
Clipper FL Tax Exempt Trust:
Ser. 2000-1, (SPA: State Street Bank & Trust Co. & Insd. by FSA), 2.94%, VRDN	9,461,000	9,461,000
Ser. 1997-1, (SPA: State Street Bank & Trust Co.), 2.99%, VRDN	9,765,000	9,765,000
Clipper Tax Exempt Trust, Ser. 1999-3, (LOC: State Street Bank & Trust Co.), 2.99%, VRDN	10,099,000	10,099,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. 1999, (LOC: Southtrust Bank NA), 2.84%, VRDN	1,485,000	1,485,000
Fort Collins, CO MHRB, Bull Run Townhomes Proj., (Insd. by AIG), 3.44%, VRDN	8,300,000	8,300,000
Fulton Cnty., GA MHRB, Riverview Apts., 2.94%, VRDN	10,660,000	10,660,000

Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Housing (continued)
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Indl. Bank of Japan), 3.75%, VRDN	$15,600,000	$15,600,000
Ser. B, (LOC: Indl. Bank of Japan), 3.75%, VRDN	1,900,000	1,900,000
Indianapolis, IN MHRB, 2.94%, 8/2/2001	3,615,000	3,615,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., (LOC: Amsouth Bank NA), 2.75%, VRDN	3,305,000	3,305,000
Kentucky EDA Hosp. RB, 2.91%, 8/2/2001	18,700,000	18,700,000
Lenexa, KS MHRB, PFOTER, 2.91%, VRDN	7,175,000	7,175,000
Macon Trust Pooled Variable Rate Cert.:
Ser. 1998AA, 2.94%, 8/2/2001	10,145,000	10,145,000
Ser. 1997 AMT, 2.99%, VRDN	7,205,000	7,205,000
Maricopa Cnty., AZ IDA MHRB, 2.94%, VRDN	4,690,000	4,690,000
Massachusetts Indl. Fin. Agcy. RB, 890 Commonwealth Ave. Realty, (LOC: State Street Bank & Trust Co.), 2.95%, VRDN	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, 2.94%, 8/2/2001 144A	7,995,000	7,995,000
Morgan Keegan Muni. Prods., Ser. C, 2.94%, 8/2/2001	3,740,000	3,740,000
PFOTER, 2.99%, VRDN	4,825,000	4,825,000
Texas Dept. Hsg. & Community Affairs MHRB, PFOTER, 2.91%, VRDN	8,270,000	8,270,000
West Oaks Apts. Corp., AL RB, (LOC: First Commercial Bank), 2.94%, VRDN	2,100,000	2,100,000

161,732,000

Industrial Development Revenue - 0.5%
California EDA RB, Killion Industries Proj., 4.15%, 8/1/2001	3,140,000	3,140,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 2.90%, 8/2/2001	2,000,000	2,000,000

5,140,000

Lease - 11.3%
ABN Amro Chicago Corp. Leasetop, Ser. 1997, 3.00%, 8/1/2001 144A	4,133,318	4,133,318
Greystone, DE Municipal Lease Cert. Trust, Ser. 2000A, (LOC: Fifth Third Bank OH), 2.81%, VRDN	2,115,000	2,115,000
IBM Tax Exempt Trust PFOTER, 2.89%, 8/2/2001	9,530,000	9,530,000
Koch Floating Rate Trust, Ser. 2000-1, (Liq.: State Street Bank & Trust Co. & Insd. by AMBAC), 2.99%, VRDN	63,256,486	63,256,486
MBIA Capital Corp. PFOTER, 2.84%, 8/2/2001	26,355,000	26,355,000

105,389,804

Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Manufacturing - 10.7%
Albuquerque, NM IDA RB, General Technology Corp. Proj., (LOC: Bank of America NA), 2.80%, VRDN	$3,865,000	$3,865,000
Allendale Cnty., SC IDRB, King-Seeley Thermos Co. Proj., (LOC: Bank of Nova Scotia), 2.84%, VRDN	9,250,000	9,250,000
Boone Cnty., KY Indl. Bldg. RB, Lyon Magnus East Proj., Ser. 1999A, (LOC: Bank of America NA), 2.95%, VRDN	1,620,000	1,620,000
Brazos River, TX Harbor Navigation Dist. RB, Hoffman-La Roche, Inc. Proj., (LOC: Wachovia Bank of NC), 2.825%, VRDN	2,750,000	2,750,000
Clayton Cnty., GA IDA, Anasteel & Supply Co. Proj., Ser. 2000, (LOC: Branch Banking & Trust), 2.90%, VRDN	3,000,000	3,000,000
De Kalb Cnty., GA IDRB, Vimco Proj., 2.89%, VRDN	1,850,000	1,850,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., (LOC: U.S. Bank NA), 3.05%, VRDN	2,925,000	2,925,000
Franklin Cnty., IN EDRB, J & J Packaging Co. Proj., (LOC: Fifth Third Bank OH), 2.95%, VRDN	2,055,000	2,055,000
Guilford Cnty., NC Indl. Facs. RB, Bonset America Corp. Proj., 4.65%, VRDN	8,500,000	8,500,000
Haleyville, AL Indl. Dev. Board RB, Winston Properties Proj., (LOC: FleetBank NA), 2.89%, VRDN	3,575,000	3,575,000
Indiana IDA RB, Goodwill Industries Proj., (LOC: NBD Bank), 2.77%, VRDN	1,995,000	1,995,000
Jasper Cnty., MO IDA RB, Leggett & Plant Proj., 2.75%, 8/1/2001	2,300,000	2,300,000
Knox Cnty., TN Indl. Dev. Board RB, Moore Mccormack Resources, 2.84%, VRDN	6,500,000	6,500,000
Lincoln Cnty., NC Indl. Facs. PCRB, Kawai Proj., 4.65%, VRDN	1,500,000	1,500,000
Maricopa Cnty., AZ IDRB, Young Elec. Sign Proj., 2.95%, VRDN	3,300,000	3,300,000
Minnesota Agriculture & EDA RB, Como Partnership Proj., Ser. 1996, (LOC: First Bank National Assn.), 3.00%, VRDN	2,115,000	2,115,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 2.84%, VRDN	4,000,000	4,000,000
Pennsylvania Econ. Dev. Fin. Auth. RB:
First Street Partners Proj., Ser. H4, 2.85%, VRDN	1,700,000	1,700,000
Gross-Given Manufacturing Proj., Ser. H5, 2.85%, VRDN	1,500,000	1,500,000
Hamill Manufacturing Co. Proj., 2.85%, VRDN	1,700,000	1,700,000

Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Manufacturing (continued)
Pilchuck Dev. Pub. Corp. IDRB, Romac Industries, Inc., Ser. 1995, (LOC: Bank of California, NA), 4.65%, 8/1/2001	$5,600,000	$5,600,000
Plymouth, WI IDRB, WI Plastic Prods., Inc. Proj., 2.95%, 8/2/2001	1,540,000	1,540,000
Portland, ME RB, Barber Foods Proj., 2.95%, 8/1/2001	2,500,000	2,500,000
South Carolina Jobs Economic Dev. RB, Ortec, Inc. Proj., (LOC: Bank of America NA), 2.80%, VRDN	2,500,000	2,500,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 2.88%, VRDN	9,000,000	9,000,000
Vance Cnty., NC Indl. Facs. PCRB, Custom Molders, Inc. Proj., (LOC: Bank of America NA), 2.80%, VRDN	2,450,000	2,450,000
Wabash, IN EDRB, Martin Yale Industries Proj., (LOC: Bank One NA), 3.00%, VRDN	2,700,000	2,700,000
Waterloo, IA IDRB, O’Neal Metals, Inc. Proj., 2.80%, 8/2/2001	2,500,000	2,500,000
Webb, AL IDRB, Qualico Steel Proj., 2.89%, 8/3/2001	3,500,000	3,500,000
Will Cnty., IL IDRB, FXD-LPX, Inc. Proj., 3.60%, 8/1/2001	1,350,000	1,350,000

99,640,000

Public Facilities - 1.8%
Memphis, TN Center City Fin. Corp. RB, Memphis Redbirds, 3.00%, 8/2/2001	16,400,000	16,400,000

Recreation - 0.8%
Birmingham, AL Pub. Park & Recreation Board RB, McWane Center Proj., (LOC: Amsouth Bank NA), 2.75%, VRDN	7,300,000	7,300,000

Resource Recovery - 1.9%
Delaware IDA RB, Delaware Clean Power Proj., Ser. C, 2.87%, VRDN	10,000,000	10,000,000
Matagorda Cnty., TX PCRB, PFOTER, 2.84%, VRDN	7,495,000	7,495,000

17,495,000

Tobacco - 1.9%
New York Cnty. Tobacco Trust RB, PFOTER, 2.89%, VRDN	17,565,000	17,565,000

Transportation - 3.1%
Delaware River & Bay Auth. RB, Ser. 00-438, (Liq.: Morgan Stanley Dean Witter & Insd. by AMBAC), 2.79%, VRDN	3,245,000	3,245,000

Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Principal Amount	Value

Municipal Obligations (continued)
Transportation (continued)
Massachusetts Bay Trans. Auth. RB, Ser. 00-333, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 2.84%, VRDN	$10,905,000	$10,905,000
New York Thruway Auth. RB, Ser. 00-342, (Liq.: Morgan Stanley Dean Witter), 2.84%, VRDN	1,792,500	1,792,500
South Carolina Transit Infrastructure RB, Class A, 2.84%, 8/2/2001	13,250,000	13,250,000

29,192,500

Utility - 5.0%
Brazos River Auth., TX PCRB, Texas Util. Elec. Co., Ser. 96-A, 2.85%, 8/1/2001	6,000,000	6,000,000
California Infrastructure & EDA RB, Independent Sys. Operator Proj., (SPA: Westdeutsche Landesbank & Insd. by MBIA), 3.50%, VRDN	6,000,000	6,000,000
Chula Vista, CA IDRB, San Diego Gas & Elec., 3.60%, 8/1/2001	2,100,000	2,100,000
Illinois Dev. Fin. Auth. PCRB, Amerincips Proj.:
Ser. C-1, 2.90%, 8/1/2001	1,400,000	1,400,000
2.90%, 8/1/2001	2,900,000	2,900,000
Jefferson Cnty., KY PCRB, Louisville Gas & Elec. Proj., 3.05%, 8/22/2001	4,500,000	4,500,000
Omaha, NE Pub. Pwr. Dist. Elec. RB, Ser. 98-122, (Liq.: Morgan Stanley Dean Witter), 2.79%, VRDN 144A	8,045,000	8,045,000
San Diego, CA IDRB, San Diego Gas and Elec. Proj., Ser. B, 3.50%, 9/19/2001	11,300,000	11,300,000
Trimble Cnty., KY PCRB, Louisville Gas & Elec. Proj., Ser. 1996-A, 3.05%, 8/22/2001	4,000,000	4,000,000

46,245,000

Water & Sewer - 0.7%
New York, NY Muni. Wtr. Fin. RB, Ser. 00-364, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 2.82%, VRDN	3,000,000	3,000,000
Philadelphia, PA Wtr. & Wastewater RB, Ser. 1999-1, (Liq.: Commerzbank AG & Insd. by AMBAC), 2.79%, VRDN	3,105,000	3,105,000

6,105,000

Total Municipal Obligations		915,263,110

Evergreen CRT Money Market Funds
CRT Tax-Exempt Money Market Fund
Schedule of Investments (continued)
July 31, 2001

	Shares	Value

Mutual Fund Shares - 1.3%
Federated Municipal Obligations Fund	2,000,000	$2,000,000
Federated Tax Free Obligations Fund	10,000,000	10,000,000

Total Mutual Fund Shares		12,000,000

Total Investments - (cost $927,263,110) - 99.6%		927,263,110
Other Assets and Liabilities - 0.4%		3,809,119

Net Assets - 100.0%		$931,072,229

The following table shows for CRT Tax-Exempt Money Market Fund the percent of market value invested by geographic location as of July 31, 2001 (unaudited):
Delaware	13.8%
South Carolina	9.4%
Texas	9.0%
Non-State Specific	8.0%
Alabama	7.2%
Indiana	6.3%
Georgia	5.4%
North Carolina	4.9%
Florida	4.6%
Kentucky	3.8%
Tennessee	3.0%
California	2.9%
New York	2.5%
Colorado	2.2%
Hawaii	1.9%
Illinois	1.4%
Massachusetts	1.4%
Nebraska	1.2%
Arkansas	1.0%
New Mexico	1.0%
Arizona	0.9%
Maryland	0.9%
Pennsylvania	0.9%
Kansas	0.8%
Ohio	0.7%
Iowa	0.6%
Maine	0.6%
Minnesota	0.6%
South Dakota	0.6%
Washington	0.6%
Louisiana	0.5%
Oklahoma	0.4%
Utah	0.3%
Virginia	0.3%
Missouri	0.2%
Wisconsin	0.2%

Total	100.0%

See Combined Notes to Schedules of Investments.

 Evergreen CRT Money Market Funds
U.S. Government Money Market Fund
Schedule of Investments
July 31, 2001

	Principal Amount	Value

U.S. Government & Agency Obligations - 70.3%
FHLB:
3.755%, 8/1/2001	$165,000,000	$164,942,751
3.758%, 9/1/2001	200,000,000	200,000,000
3.79%, 8/9/2002	115,000,000	115,000,000
3.961%, 8/1/2001	150,000,000	150,000,000
4.07%, 7/17/2002	50,000,000	50,000,000
4.14%, 8/2/2001	100,000,000	100,000,000
6.75%, 5/1/2002	150,000,000	152,765,803
FHLMC, 3.70%, 8/1/2001	44,592,000	44,591,236
FNMA:
3.75%, 8/7/2001	250,000,000	250,000,000
3.78%, 8/6/2001	200,000,000	200,000,000
3.861%, 8/7/2001	100,000,000	99,973,850
4.091%, 8/1/2001	125,000,000	125,000,000
4.111%, 8/1/2001	100,000,000	100,000,000
4.311%, 8/7/2001	150,000,000	150,000,000
5.25%, 2/21/2002	165,000,000	165,000,000
SLMA:
3.76%, 7/16/2002	50,000,000	50,006,215
3.981%, 8/7/2001	50,000,000	49,996,577
4.001%, 8/7/2001	200,000,000	199,995,778
4.061%, 8/7/2001	235,000,000	235,000,000
4.071%, 8/7/2001	40,000,000	40,000,000
4.081%, 8/7/2001	110,000,000	110,000,000

Total U.S. Government & Agency Obligations		2,752,272,210

Repurchase Agreements - 29.0%
Bear Stearns Co., 3.89%, dated 07/31/2001, maturing 08/01/2001, maturity value $250,027,014 (2)	$250,000,000	$250,000,000
Salomon Smith Barney, Inc., 3.88%, dated 07/31/2001, maturing 08/01/2001, maturity value $400,043,111 (3)	400,000,000	400,000,000
Warburg Dillon Reed LLC, 3.88%, dated 07/31/2001, maturing 08/01/2001, maturity value $486,622,926 (4)	486,570,485	486,570,485

Total Repurchase Agreements		1,136,570,485

Total Investments (cost $3,888,842,695) - 99.3%		3,888,842,695
Other Assets and Liabilities - 0.7%		25,970,786

Net Assets - 100.0%		$3,914,813,481

See Combined Notes to Schedules of Investments.

 Evergreen CRT Money Market Funds
Combined Notes to Schedules of Investments
July 31, 2001

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

(1) The repurchase agreement is fully collateralized by $2,300,000 GNMA, 6.50%, 02/15/2029; value including accrued interest is $1,817,748.

(2) The repurchase agreement is fully collaterized by $395,452,981 FHLMC, 0.00%, 06/15/2029 - 06/01/2031; value including accrued interest is $255,002,831.

(3) The repurchase agreement is fully collaterized by $446,784,459 GNMA, 6.50%, 09/15/2029; value including accrued interest is $408,000,001.

(4) The repurchase agreement is fully collaterized by $643,576,902 GNMA, 6.00% - 11.50%, 03/15/2002 - 07/15/2031; value including accrued interest is $496,304,347.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax-Exempt Receipt
RACERS	Restructured Asset Security Enhancement
RB	Revenue Bond
ROC	Reset Option Certificates
SLMA	Student Loan Marketing Association
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly, depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2001.

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Statements of Assets and Liabilities
July 31, 2001

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Assets
Investments in securities	$171,036,934	$7,191,350,091	$88,785,000	$927,263,110	$2,752,272,210
Investments in repurchase agreements	0	1,779,841	0	0	1,136,570,485

Investments at amortized cost	171,036,934	7,193,129,932	88,785,000	927,263,110	3,888,842,695
Cash	0	0	0	4,132	0
Receivable for Fund shares sold	45,636	2,995,844	101,549	359,517	578,527
Interest receivable	1,099,504	32,423,061	478,110	5,146,253	33,457,616
Deferred organization expenses	528	0	134	0	0
Prepaid expenses and other assets	100,775	2,624,718	137,050	299,551	1,574,555

Total assets	172,283,377	7,231,173,555	89,501,843	933,072,563	3,924,453,393

Liabilities
Distributions payable	180,312	9,925,774	81,721	965,666	5,255,450
Payable for Fund shares redeemed	31,074	5,124,742	19,366	656,770	4,158,906
Due to custodian bank	302,116	0	63,631	0	0
Advisory fee payable	1,048	32,202	542	5,250	18,541
Distribution Plan expenses payable	1,572	75,397	935	8,317	40,678
Due to other related parties	96	4,007	49	515	2,184
Accrued expenses and other liabilities	100,549	1,058,131	41,384	363,816	164,153

Total liabilities	616,767	16,220,253	207,628	2,000,334	9,639,912

Net assets	$171,666,610	$7,214,953,302	$89,294,215	$931,072,229	$3,914,813,481

Net assets represented by
Paid-in capital	$171,641,844	$7,217,006,053	$89,285,110	$930,982,176	$3,914,520,924
Undistributed net investment income	24,766	275,257	9,105	90,053	292,557
Accumulated net realized gains or losses on securities	0	(2,328,008)	0	0	0

Total net assets	$171,666,610	$7,214,953,302	$89,294,215	$931,072,229	$3,914,813,481

Shares outstanding - Class A	171,641,058	7,217,005,956	89,285,110	930,980,808	3,914,520,958
Net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Statements of Operations
Year Ended July 31, 2001

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Investment income
Interest	$5,653,215	$391,122,582	$3,104,217	$37,099,641	$216,055,452

Expenses
Advisory fee	326,162	11,024,147	176,948	1,977,782	6,688,339
Distribution Plan expenses	489,243	25,615,566	305,637	3,133,115	14,624,238
Administrative services fees	29,651	1,350,825	16,086	189,886	770,231
Transfer agent fee	107,425	16,350,793	74,494	877,984	8,769,694
Trustees’ fees and expenses	2,769	136,590	1,548	18,898	77,075
Printing and postage expenses	19,954	684,876	7,214	83,773	392,742
Custodian fee	45,571	1,731,556	16,391	298,828	1,041,893
Registration and filing fees	17,780	2,013,038	39,982	252,109	598,612
Professional fees	15,551	38,081	14,161	24,305	33,473
Organization expenses	1,553	0	387	0	0
Other	73,823	671,570	18,236	175,796	38,353

Total expenses	1,129,482	59,617,042	671,084	7,032,476	33,034,650
Less: Expense reductions	(11,082)	(257,447)	(16,314)	(45,864)	(139,055)

Net expenses	1,118,400	59,359,595	654,770	6,986,612	32,895,595

Net investment income	4,534,815	331,762,987	2,449,447	30,113,029	183,159,857

Net realized gains on securities	22,963	22,940	5,485	85,701	54,786

Net increase in net assets resulting from operations	$4,557,778	$331,785,927	$2,454,932	$30,198,730	$183,214,643

See Combined Notes to Financial Statements.

 Evergreen CRT Money Market Funds
Statements of Changes in Net Assets
Year Ended July 31, 2001

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Operations
Net investment income	$4,534,815	$331,762,987	$2,449,447	$30,113,029	$183,159,857
Net realized gains on securities	22,963	22,940	5,485	85,701	54,786

Net increase in net assets resulting from operations	4,557,778	331,785,927	2,454,932	30,198,730	183,214,643

Distributions to shareholders from net investment income	(4,534,848)	(331,487,730)	(2,449,447)	(30,113,029)	(182,922,066)

Capital share transactions
Proceeds from shares sold	637,494,978	30,648,271,411	368,386,324	4,249,032,578	17,531,057,476
Net asset value of shares issued in reinvestment of distributions	4,523,522	334,804,260	2,428,065	30,380,384	185,593,769
Payment for shares redeemed	(591,091,369)	(29,343,052,125)	(322,026,513)	(4,171,520,535)	(17,206,131,279)

Net increase in net assets resulting from capital share transactions	50,927,131	1,640,023,546	48,787,876	107,892,427	510,519,966

Total increase in net assets	50,950,061	1,640,321,743	48,793,361	107,978,128	510,812,543
Net assets
Beginning of period	120,716,549	5,574,631,559	40,500,854	823,094,101	3,404,000,938

End of period	$171,666,610	$7,214,953,302	$89,294,215	$931,072,229	$3,914,813,481

Undistributed net investment income	$24,766	$275,257	$9,105	$90,053	$292,557

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds
Statements of Changes in Net Assets
Year Ended July 31, 2000

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Operations
Net investment income	$3,177,500	$271,020,218	$894,181	$25,595,064	$177,838,239
Net realized gains or losses on securities	2,336	(2,309,713)	3,620	8,500	(20)

Net increase in net assets resulting from operations	3,179,836	268,710,505	897,801	25,603,564	177,838,219

Distributions to shareholders from net investment income	(3,177,500)	(271,020,218)	(894,181)	(25,595,064)	(177,838,239)

Capital share transactions
Proceeds from shares sold	223,062,531	13,432,237,694	137,576,204	2,796,364,526	12,626,674,787
Net asset value of shares issued in reinvestment of distributions	3,146,353	266,922,018	855,558	25,387,568	176,531,057
Payment for shares redeemed	(211,391,960)	(12,971,189,248)	(118,576,359)	(2,843,897,957)	(12,976,003,301)

Net increase (decrease) in net assets resulting from capital share transactions	14,816,924	727,970,464	19,855,403	(22,145,863)	(172,797,457)

Total increase (decrease) in net assets	14,819,260	725,660,751	19,859,023	(22,137,363)	(172,797,477)
Net assets
Beginning of period	105,897,289	4,848,970,808	20,641,831	845,231,464	3,576,798,415

End of period	$120,716,549	$5,574,631,559	$40,500,854	$823,094,101	$3,404,000,938

Undistributed (overdistributed) net investment income	$(500)	$0	$3,620	$(1,250)	$0

See Combined Notes to Financial Statements

 Evergreen CRT Money Market Funds
Combined Notes to Financial Statements
July 31, 2001

1. ORGANIZATION
The Evergreen CRT Money Market Funds consist of Evergreen CRT California Tax-Exempt Money Market Fund (“CRT California Tax-Exempt Fund”), Evergreen CRT Money Market Fund (“CRT Money Market Fund”), Evergreen CRT New York Tax-Exempt Money Market Fund (“CRT New York Tax-Exempt Fund”), Evergreen CRT Tax-Exempt Money Market Fund (“CRT Tax-Exempt Fund”) and Evergreen U.S. Government Money Market Fund (“U.S. Government Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Cash Resource Trust (the “Trust”), a Massachusetts business trust organized on June 14, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A shares which are sold at net asset value without a front-end sales charge but pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Evergreen CRT Money Market Funds
Combined Notes to Financial Statements (continued)
July 31, 2001

c. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Organization Expenses
Organization expenses for CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES During the year ended July 31, 2001, the Funds’ Board of Trustees approved the transfer of the investment advisory contracts with Mentor Investment Advisors, LLC to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed.

EIMC, an indirect, wholly owned subsidiary of First Union, is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily, based on the combined average daily net assets of each Fund and its comparable fund within Evergreen Reserve Money Market Funds, determined by applying percentage rates,

Evergreen CRT Money Market Funds
Combined Notes to Financial Statements (continued)
July 31, 2001

starting at 0.22% and declining to 0.15% per annum as net assets increase, to the average daily net assets of each Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.02% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS
Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds. Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for its Class A shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, Class A shares of the CRT California Tax-Exempt Fund and CRT Tax-Exempt Fund incur distribution fees of 0.33% of the average daily net assets of each Fund; Class A shares of CRT Money Market Fund and U.S. Government Fund incur distribution fees of 0.38% of the average daily net asset of each Fund, and Class A shares of CRT New York Tax-Exempt Fund may incur distribution fees up to 0.50%, however, payments are currently limited to 0.38% of the Fund’s average daily net assets. The Distribution Plan expenses are calculated and paid daily. Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS
The Funds have an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently designated as Class A. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Evergreen CRT Money Market Funds
Combined Notes to Financial Statements (continued)
July 31, 2001

	Year Ended July 31, 2001	Year Ended July 31, 2000

CRT California Tax-Exempt Fund	Shares	Shares

Shares sold	637,494,192	223,062,531
Shares issued in reinvestment of distributions	4,523,522	3,146,353
Shares redeemed	(591,091,369)	(211,391,960)

Net increase	50,926,345	14,816,924

	Year Ended July 31, 2001	Year Ended July 31, 2000

CRT Money Market Fund	Shares	Shares

Shares sold	30,648,271,412	13,432,237,694
Shares issued in reinvestment of distributions	334,804,254	266,921,926
Shares redeemed	(29,343,052,125)	(12,971,189,248)

Net increase	1,640,023,541	727,970,372

	Year Ended July 31, 2001	Year Ended July 31, 2000

CRT New York Tax-Exempt Fund	Shares	Shares

Shares sold	368,386,324	137,576,204
Shares issued in reinvestment of distributions	2,428,065	855,558
Shares redeemed	(322,026,513)	(118,576,359)

Net increase	48,787,876	19,855,403

Evergreen CRT Money Market Funds
Combined Notes to Financial Statements (continued)
July 31, 2001

	Year Ended July 31, 2001	Year Ended July 31, 2000

CRT Tax-Exempt Fund	Shares	Shares

Shares sold	4,249,032,577	2,796,364,526
Shares issued in reinvestment of distributions	30,380,384	25,387,564
Shares redeemed	(4,171,520,535)	(2,843,897,957)

Net increase (decrease)	107,892,426	(22,145,867)

	Year Ended July 31, 2001	Year Ended July 31, 2000

U.S. Government Fund	Shares	Shares

Shares Sold	17,531,057,476	12,626,674,787
Shares issued in reinvestment of distributions	185,593,771	176,531,089
Shares redeemed	(17,206,131,279)	(12,976,003,301)

Net increase (decrease)	510,519,968	(172,797,425)

6. SECURITIES TRANSACTIONS
On July 31, 2001, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of July 31, 2001, CRT Money Market Fund had a capital loss carryover for federal income tax purposes of $2,325,906, of which $30,493, $10,742 and $2,284,671 will expire in 2006, 2007 and 2009, respectively.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. On July 31, 2001, CRT Money Market Fund had incurred and will elect to defer post October losses of $2,102.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

Evergreen CRT Money Market Funds
Combined Notes to Financial Statements (continued)
July 31, 2001

	Total Expense Reductions	% of Average Net Assets

CRT California Tax-Exempt Fund	$11,082	0.01%
CRT Money Market Fund	257,447	0.00%
CRT New York Tax-Exempt Fund	16,314	0.02%
CRT Tax-Exempt Money Market Fund	45,864	0.00%
U.S. Government Fund	139,055	0.00%

8. DEFERRED TRUSTEES’ FEES
Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Funds and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended July 31, 2001, the Funds had no borrowings under this agreement.

10. CONCENTRATION OF RISK
CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, each Fund may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

Evergreen CRT Money Market Funds
Combined Notes to Financial Statements (continued)
July 31, 2001

11. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirement will not have a material impact on the Funds’ financial statements.

12. REORGANIZATION
On or about September 14, 2001, shares of the Funds will automatically be liquidated and replaced with Class A shares of a comparable Evergreen money market fund with the same investment goals and comparable strategies as follows:

Current Fund (each a series of Evergreen Cash Resource Trust)	New Fund (each a series of Evergreen Money Market Trust)

Evergreen CRT Money Market Fund	Evergreen Money Market Fund
Evergreen U.S. Government Money Market Fund	Evergreen U.S. Government Money Market Fund
Evergreen CRT Tax-Exempt Money Market Fund	Evergreen Municipal Money Market Fund
Evergreen CRT California Tax-Exempt Money Market Fund	Evergreen California Municipal Money Market Fund
Evergreen CRT New York Tax-Exempt Money Market Fund	Evergreen New York MunicipalMoney Market Fund

 Evergreen CRT Money Market Funds
Independent Auditors’ Report

Board of Trustees and Shareholders
Cash Resource Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund, Evergreen CRT Tax-Exempt Money Market Fund and Evergreen U.S. Government Money Market Fund, portfolios of Cash Resource Trust, as of July 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund, Evergreen CRT Tax-Exempt Money Market Fund and Evergreen U.S. Government Money Market Fund as of July 31, 2001, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 7, 2001

 Evergreen CRT Money Market Funds
Additional Information (unaudited)

Federal Tax Status of Dividends

For the fiscal year ended July 31, 2001, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

CRT California Tax-Exempt Fund	99.20%
CRT New York Tax-Exempt Fund	99.29%
CRT Tax-Exempt Fund	99.10%

200 Berkeley Street
Boston, MA 02116